UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-22668

FactorShares Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

SR Services, LLC
300 Delaware Ave, Suite 800
Wilmington, DE  19801
(Name and address of agent for service)

(877) 756-PURE
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2013

Date of reporting period: September 30, 2013

Item 1. Reports to Stockholders.

Annual Report

September 30, 2013

PureFunds™ ISE Diamond/Gemstone ETF

Ticker: GEMS

PureFunds™ ISE Junior Silver

(Small Cap Miners/Explorers) ETF

Ticker: SILJ

PureFunds™ ISE Mining Service ETF

Ticker: MSXX

PureFundsTM ETFs

TABLE OF CONTENTS
September 30, 2013

PureFundsTM ETFs

Shareholders’ Letter
As of September 30, 2013

DEAR SHAREHOLDERS:

The economy continues to recover.  Fueled by unprecedented injections of central bank liquidity and an improving economy, the S&P 500 Index posted a 17.91% gain from January 1, 2013 through the third quarter ended September 30, 2013, the fiscal year end for the PureFunds ETFs.  This is the first year-end reporting since the launch of the three PureFunds ETFs on November 29, 2012.  In the commodity sector, there was an overall decline in prices for the third quarter of 2013, which resulted in a -19.97% decline in spot Gold prices and a -28.58% decline in spot Silver prices from January 1, 2013 through September 30, 2013.  The weakness in the commodity markets was also reflected in negative returns in the NAV for two of the PureFunds ETFs, with the PureFunds ISE Diamond/Gemstone ETF increasing 2.47% while the PureFunds ISE Mining Service ETF decreased -22.70% and the PureFunds ISE Junior Silver ETF experiencing the largest negative return of -41.39% from January 1, 2013 through September 30, 2013.

As constructed, the PureFunds ETFs are being impacted by the weakness in the commodity markets.  Although the performances for two funds for the Reporting Period were negative, they are all reacting in line with those commodity markets for which their businesses directly rely upon and are experiencing the correlation they were intended to track.

As an innovator of ETF concepts, PureFunds ETFs were designed to provide the market with easy access to niche natural resource sectors through Pure-Play ETFs.  We seek to provide the market with attractive investment opportunities in sectors that traditionally have been difficult to invest in.  You will find additional information on the PureFunds ETFs in the enclosed September 30, 2013 Annual Report.

On behalf of the PureFunds ETFs, I thank you for your continued support.
Sincerely,

Samuel Masucci, III
President

PureFundsTM ETFs

Investing involves risk, including the possible loss of principal. Shares of any ETF are bought and sold at market price (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns. Narrowly focused investments typically exhibit higher volatility. The mining industry is highly volatile due to significant fluctuation in the prices of commodities, as well as political and regulatory developments. Investments in foreign securities involve political, economic and currency risks, greater volatility and differences in accounting methods. These risks are greater for investments in emerging markets. The Funds are non-diversified, meaning they may concentrate their assets in fewer individual holdings than a diversified fund. Therefore, the Funds are more exposed to individual issuer volatility than a diversified fund. Funds that are less diversified across countries or geographic regions are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Investments in small- and medium-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies. The PureFunds ISE Diamond/Gemstone ETF is subject to risks associated with demand and supply of gemstones in the form of jewelry/investments as well as industrial uses. Changes in consumer taste, consumer confidence, man-made alternatives, and spending among this segment of the population may have an adverse impact on the sale of gemstones in the market. The PureFunds ISE Mining Service ETF is subject to risks associated with adverse market conditions, increased competition, environmental concerns, fluctuations in commodity prices and supply and demand of hard commodities, decreased metals demand and the success of exploration projects. Legal or regulatory changes, as well as changes in government policies towards metals, could also adversely impact the mining services sector and therefore Fund performance. The PureFunds ISE Junior Silver ETF is subject to risks associated with the worldwide price of silver and the costs of extraction and production. Worldwide silver prices may fluctuate substantially over short periods of time, so the Fund's share price may be more volatile than other types of economic conditions, tax treatment, government regulation and intervention, and world events in the regions in which the companies operate. The price of equity securities of silver mining companies and silver may not always be closely correlated.

The Funds' return may not match or achieve a high degree of correlation with the return of the Underlying Index. To the extent a Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if a Fund had sought to replicate the Index.

The Fund invests in some economies that are heavily dependent upon trading with key partners. Any reduction in this trading may cause an adverse impact on the economy in which the Fund invests.

Funds that are less diversified across countries or geographic regions, such as Africa, Latin America, and Australia, are generally riskier than more geographically diversified funds and risks associated with such countries or geographic regions may negatively affect a Fund. Foreign countries can privatize entities and industries. Privatized entities may lose money or be re-nationalized. Any reduction in trading with key partners may cause an adverse impact on the economy in which the Fund invests.

Past performance does not guarantee future results.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. It is not possible to invest directly in an index.

The opinions expressed above are subject to change, are not guaranteed and should not be considered recommendations to buy or sell any security.

Must be preceded or accompanied by a current prospectus.

PureFundsTM ETFs

Total Returns	Since Inception
Period Ended September 30, 2013	(11/29/12)
PureFunds™ ISE Diamond/Gemstone ETF (NAV)	6.16%
PureFunds™ ISE Diamond/Gemstone ETF (Market)	-2.95%
S&P 500 Index	21.44%
ISE Diamond/Gemstone Index	6.94%

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares.  The chart assumes reinvenstment of capital gains and dividends.

PureFundsTM ETFs

Total Returns	Since Inception
Period Ended September 30, 2013	(11/29/12)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (NAV)	-41.45%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF (Market)	-41.00%
S&P 500 Index	21.44%
ISE Junior Silver (Small Cap Miners/Explorers) Index	-41.50%

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends.

PureFundsTM ETFs

Total Returns	Since Inception
Period Ended September 30, 2013	(11/29/12)
PureFunds™ ISE Mining Services ETF (NAV)	-13.54%
PureFunds™ ISE Mining Services ETF (Market)	-12.47%
S&P 500 Index	21.44%
ISE Mining Services Index	-15.15%

The chart illustrates the performance of a hypothetical $10,000 investment made on November 29, 2012, and is not intended to imply any future performance.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions of the redemption of fund shares.  The chart assumes reinvestment of capital gains and dividends.

PureFundsTM ETFs

Portfolio Allocation
As of September 30, 2013

	Percentage of Net Assets
	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF	PureFundsTM ISE Mining Service ETF
Australia	—	3.1	55.3
Canada	20.4	92.1	8.0
Chile	—	—	5.7
China	—	—	4.2
Hong Kong	26.0	—	—
Indonesia	—	—	1.1
Israel	4.4	—	—
Japan	6.0	—	—
Singapore	—	—	2.1
South Africa	—	—	0.9
Sweden	—	—	8.0
United Kingdom	26.8	1.1	—
United States	15.6	3.0	13.4
Short-Term and other Net Assets	0.8	0.7	1.3
	100.0	100.0	100.0

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFunds ISE Diamond/Gemstone ETF
Schedule of Investments
September 30, 2013

	Shares	Value
COMMON STOCKS - 99.2%
Canada - 20.4%
Metals & Mining - 20.4%
Archon Minerals Ltd. (a)	900	$1,311
Dominion Diamond Corporation (a)	4,900	59,891
Lucara Diamond Corporation (a)	56,900	59,659
Mountain Province Diamonds, Inc. (a)	11,700	62,132
Peregrine Diamonds Ltd. (a)	18,300	12,081
Shore Gold, Inc. (a)	31,600	5,522
Stornoway Diamond Corporation (a)	22,300	13,856
Total Metals & Mining		214,452
Total Canada		214,452
Hong Kong - 26.0%
Specialty Retail - 24.6%
Chow Sang Sang Holdings International Ltd.	21,100	61,212
Chow Tai Fook Jewellery Group Ltd.	65,200	93,312
Emperor Watch & Jewellery Ltd.	452,000	40,212
Luk Fook Holdings (International) Ltd.	20,400	63,652
Total Specialty Retail		258,388
Textiles, Apparel & Luxury Goods - 1.4%
Ming Fung Jewellery Group Ltd. (a)	464,900	15,285
Total Textiles, Apparel & Luxury Goods		15,285
Total Hong Kong		273,673
Israel - 4.4%
Machinery - 4.4%
Sarin Technologies Ltd.	36,600	45,949
Total Machinery		45,949
Total Israel		45,949
Japan - 6.0%
Distributors - 2.5%
Sakha Diamond Corporation	119,000	26,634
Total Distributors		26,634
Specialty Retail - 3.5%
Tsutsumi Jewelry Company Ltd.	1,400	36,632
Total Specialty Retail		36,632
Total Japan		63,266
United Kingdom - 26.8%
Metals & Mining - 26.8%
Anglo American PLC	3,300	81,098
Firestone Diamonds PLC (a)	199,900	9,126
Gem Diamonds Ltd. (a)	24,200	59,158
Gemfields PLC (a)	104,200	42,173
Paragon Diamonds Ltd. (a)	141,100	13,820
Petra Diamonds Ltd. (a)	39,600	76,289
Total Metals & Mining		281,664
Total United Kingdom		281,664
United States - 15.6%
Internet Catalog & Retail - 4.4%
Blue Nile, Inc. (a)	1,150	47,070
Total Internet Catalog & Retail		47,070
Specialty Retail - 11.2%
Signet Jewelers Ltd.	900	64,485

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFunds ISE Diamond/Gemstone ETF
Schedule of Investments
September 30, 2013

	Shares	Values
Zale Corporation (a)	3,500	53,200
Total Specialty Retail		117,685
Total United States		164,755
TOTAL COMMON STOCKS (Cost $971,667)		1,043,759
Total Investments (Cost $971,667) - 99.2%		1,043,759
Other Assets in Excess of Liabilities - 0.8%		8,082
TOTAL NET ASSETS - 100.0%		$1,051,841
_______________
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF
Schedule of Investments
September 30, 2013

	Shares	Market Value
COMMON STOCKS - 99.3%
Metals & Mining - 99.3%
Australia - 3.1%
Perilya Ltd. (a)	180,500	$53,884
Total Australia
Canada - 92.1%
Alexco Resource Corporation (a)	31,700	45,331
Aurcana Corporation (a)	27,600	53,590
Bear Creek Mining Corporation (a)	41,700	93,922
Endeavour Silver Corporation (a)	42,000	180,600
Excellon Resources, Inc. (a)	28,400	50,180
Fortuna Silver Mines, Inc. (a)	53,100	193,831
Great Panther Silver Ltd. (a)	67,900	59,073
Impact Silver Corporation (a)	43,000	29,222
International Minerals Corporation (a)	6,400	16,465
Kootenay Silver, Inc. (a)	17,100	11,455
MAG Silver Corporation (a)	25,300	149,336
Mandalay Resources Corporation (a)	92,100	72,425
Minco Silver Corporation (a)	36,800	28,938
Mirasol Resources Ltd. (a)	22,100	27,248
Revett Minerals, Inc. (a)	24,600	27,942
Santacruz Silver Mining Ltd. (a)	44,800	52,192
Scorpio Mining Corporation (a)	105,000	31,091
Sierra Metals, Inc. (a)	34,600	71,884
Silvercorp Metals, Inc. (a)	71,400	232,905
SilverCrest Mines, Inc. (a)	44,700	79,415
Trevali Mining Corporation (a)	108,900	90,922
US Silver & Gold, Inc. (a)	36,600	20,253
Total Canada		1,618,220
United Kingdom - 1.1%
Arian Silver Corp. (a)	25,110	19,085
Total United Kingdom		19,085
United States - 3.0%
Golden Minerals Company (a)	23,500	22,325
Silver Bull Resources, Inc. (a)	87,400	31,464
Total United States		53,789
Total Metals & Mining		1,744,978
TOTAL COMMON STOCKS (Cost $2,412,943)		1,744,978
Total Investments (Cost $2,412,943) - 99.3%		1,744,978
Other Assets in Excess of Liabilities - 0.7%		12,155
TOTAL NET ASSETS - 100.0%		$1,757,133
_______________
(a) Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs
PureFunds ISE Mining Service ETF
Schedule of Investments
September 30, 2013

	Shares	Value
COMMON STOCKS - 98.7%
Australia - 55.3%
Commerical Services & Supplies - 8.3%
Mineral Resources Ltd.	6,800	$69,146
Total Commerical Services & Supplies		69,146
Construction & Engineering - 41.2%
Ausdrill Ltd.	21,700	31,682
Ausenco Ltd.	10,700	16,221
Boart Longyear Ltd.	36,300	14,731
Clough Ltd. (a)	34,500	46,990
Forge Group Ltd.	5,900	28,896
GR Engineering Services Ltd.	24,800	13,072
MACA Ltd.	12,900	29,725
MacMahon Holdings Ltd. (a)	133,700	14,967
Mastermyne Group Ltd.	27,800	25,156
Monadelphous Group Ltd.	3,400	60,836
NRW Holdings Ltd.	19,500	26,378
WDS Ltd.	50,100	37,858
Total Construction & Engineering		346,512
Machinery - 3.2%
Bradken Ltd.	5,100	26,881
Total Machinery		26,881
Metals & Mining - 2.6%
Imdex Ltd.	26,800	22,002
Total Metals & Mining		22,002
Total Australia		464,541
Canada - 8.0%
Metals & Mining - 8.0%
Energold Drilling Corporation (a)	9,200	16,702
Foraco International SA (a)	15,800	10,891
Major Drilling Group International Inc.	4,300	30,933
Orbit Garant Drilling Inc. (a)	7,200	8,528
Total Metals & Mining		67,054
Total Canada		67,054
Chile - 5.7%
Chemicals - 5.7%
Enaex S.A.	4,400	47,901
Total Chemicals		47,901
Total Chile		47,901
China - 4.2%
Oil & Gas & Consumable Fuels - 4.2%
China Coal Energy Company - Class H	59,500	35,596
Total Oil & Gas & Consumable Fuels		35,596
Total China		35,596
Indonesia - 1.1%
Oil & Gas & Consumable Fuels - 1.1%
Delta Dunia Makmur Tbk PT (a)	1,225,300	9,417
Total Oil & Gas & Consumable Fuels		9,417
Total Indonesia		9,417
Singapore - 2.1%
Energy Equipment & Services - 2.1%

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

PureFunds ISE Mining Service ETF
Schedule of Investments
September 30, 2013

	Shares	Value
Capital Drilling Ltd. (a)	54,100	$17,407
Total Energy Equipment & Services		17,407
Total Singapore		17,407
South Africa - 0.9%
Metals & Mining - 0.9%
Sentula Mining Ltd. (a)	104,500	7,598
Total Metals & Mining		7,598
Total South Africa		7,598
Sweden - 8.0%
Machinery - 8.0%
Atlas Copco AB	2,300	67,353
Total Machinery		67,353
Total Sweden		67,353
United States - 13.4%
Construction & Engineering - 2.3%
Layne Christensen Company (a)	1,000	19,960
Total Construction & Engineering		19,960
Machinery - 11.1%
Joy Global, Inc.	1,100	56,144
Terex Corporation (a)	1,100	36,960
Total Machinery		93,104
Total United States		113,064
TOTAL COMMON STOCKS (Cost $983,531)		829,931
Total Investments (Cost $983,531) - 98.7%		829,931
Other Assets in Excess of Liabilities - 1.3%		10,651
TOTAL NET ASSETS - 100.0%		$840,582
________________
(a)	Non-income producing security.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Statements of Assets and Liabilities
As of September 30, 2013

	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF	PureFundsTM ISE Mining Service ETF
ASSETS
Investments in securities, at value*	$1,043,759	$1,744,978	$829,931
Foreign currency*	—	—	5,610
Cash	8,470	11,736	752
Interest and dividends receivable	199	1,473	4,771
Total Assets	1,052,428	1,758,187	841,064

LIABILITIES
Management fees payable	587	1,054	482
Total Liabilities	587	1,054	482
Net Assets	$1,051,841	$1,757,133	$840,582

NET ASSETS CONSIST OF:
Paid-in Capital	$1,001,941	$2,925,564	$1,010,908
Undistributed (accumulated) net investment income (loss)	1,364	264	(943
Accumulated net realized gain (loss) on investments	(23,556)	(502,732)	(15,840)
Net unrealized appreciation (depreciation) on:
Investments in securities	72,092	(667,965)	(153,600)
Foreign currency and translation of other assets and liabilities in foreign currency	—	2	57
Net Assets	$1,051,841	$1,757,133	$840,582

*Identified Cost:
Investments in securities	$971,667	$2,412,943	$983,531
Foreign currency	—	—	5,565

Shares Outstanding^	$50,000	$150,000	50,000
Net Asset Value, Offering and Redemption Price per Share	$21.04	$11.71	$16.81
_______________
^	No par value, unlimited number of shares authorized

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Statements of Operations
For the period ended September 30, 20131

	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver (Small Cap Miners/ Explorers) ETF	PureFundsTM ISE Mining Service ETF
INVESTMENT INCOME
Income:
Dividends	$17,473	$8,222	$30,266
Total Investment Income	17,473	8,222	30,266

Expenses:
Management fees	8,532	11,723	7,054
Total Expenses	8,532	11,723	7,054
Net Investment Income (Loss)	8,941	(3,501)	23,212

REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investments	(98,737)	(636,403)	187,644
Net Change in Unrealized Appreciation (Depreciation) of:
Investments in securities and foreign currency	72,092	(667,963)	(153,543)
Net Realized and Unrealized Gain (Loss) on Investments	(26,645)	(1,304,366)	34,101
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(17,704)	$(1,307,867)	$57,313
_______________
1	Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Statement of Changes in Net Assets

PureFundsTM ISE Diamond/ Gemstone ETF
Period ended September 30, 20131
OPERATIONS
Net investment income	$8,941
Net realized gain (loss) on investments and In-Kind Redemptions	(98,737)
Net change in unrealized appreciation (depreciation) of investments	72,092
Net increase (decrease) in net assets resulting from operations	(17,704)
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,955)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital transactions (a)	1,078,500
Net increase (decrease) in net assets	$1,051,841

NET ASSETS
Beginning of Period	$—
End of Period	$1,051,841
Undistributed net investment income	$1,364
________________
(a)	Summary of share transactions is as follows:

	Period Ended September 30, 2013
	Shares	Amount
Shares Sold	100,000	$2,000,000
Reinvested Dividends	—	—
Shares Redeemed	(50,000)	(921,500)
	50,000	$1,078,500
Beginning Shares	—
Ending Shares	50,000
______________
1	Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Statement of Changes in Net Assets

PureFundsTM ISE Junior Silver (Small Cap Miners/Explorers) ETF
Period ended September 30, 20131
OPERATIONS
Net investment loss	$(3,501)
Net realized gain (loss) on investments and In-Kind Redemptions	(636,403)
Net change in unrealized appreciation (depreciation) of investments	(667,963)
Net increase (decrease) in net assets resulting from operations	(1,307,867)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital transactions (a)	3,065,000
Net increase (decrease) in net assets	$1,757,133

NET ASSETS
Beginning of Period	—
End of Period	$1,757,133
Undistributed net investment income	$264
_______________
(a)	Summary of share transactions is as follows:

	Period Ended September 30, 2013
	Shares	Amount
Shares Sold	250,000	$4,541,000
Reinvested Dividends	—	—
Shares Redeemed	(100,000)	(1,476,000)
	150,000	$3,065,000
Beginning Shares	—
Ending Shares	150,000
_______________
1	Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Statement of Changes in Net Assets

PureFundsTM ISE Mining Service ETF
Period ended September 30, 20131
OPERATIONS
Net investment income	$23,212
Net realized gain (loss) on investments and In-Kind Redemptions	187,644
Net change in unrealized appreciation (depreciation) of investments and foreign currency	(153,543)
Net increase (decrease) in net assets resulting from operations	57,313
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(23,231)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital transactions (a)	806,500
Net increase (decrease) in net assets	$840,582

NET ASSETS
Beginning of Period	—
End of Period	$840,582
Accumulated net investment loss	$(943)
________________
(a)	Summary of share transactions is as follows:

	Period Ended September 30, 2013
	Shares	Amount
Shares Sold	100,000	$2,000,000
Reinvested Dividends	—	—
Shares Redeemed	(50,000)	(1,193,500)
	50,000	$806,500
Beginning Shares	—
Ending Shares	50,000
_______________
1	Fund commenced operations on November 29, 2012. The information presented is for the period from November 29, 2012 to September 30, 2013.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM ISE Diamond/ Gemstone ETF
	Period Ended September 30, 20131

Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	0.12
Net realized and unrealized gain (loss) on investments	1.10
Total from investment operations	1.22
Less Distributions:
Distributions from net investment income	(0.18)
Total distributions	(0.18)
Net asset value, end of period	$21.04
Total Return	6.16	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,052
Expenses to Average Net Assets	0.69	%4
Net Investment Income (Loss) to Average Net Assets	0.72	%4
Portfolio Turnover Rate	38	%3
______________
1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM Junior Silver (Small Cap Miners/Explorers) ETF
	Period Ended September 30, 20131
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	(0.02)
Net realized and unrealized gain (loss) on investments	(8.27)
Total from investment operations	(8.29)
Net asset value, end of period	$11.71
Total Return	-41.45	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$1,757

Expenses to Average Net Assets	0.69	%4
Net Investment Income (Loss) to Average Net Assets	-0.21	%4
Portfolio Turnover Rate	69	%3
_______________
1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Financial Highlights
For a capital share outstanding throughout the period

	PureFundsTM ISE Mining Service ETF
	Period Ended September 30, 20131
Net Asset Value, Beginning of Period	$20.00
Income (Loss) from Investment Operations:
Net investment income (loss) 2	0.38
Net realized and unrealized gain (loss) on investments and foreign currency	(3.11)
Total from investment operations	(2.73)
Less Distributions:
Distributions from net investment income	(0.46)
Total distributions	(0.46)
Net asset value, end of period	$16.81
Total Return	-13.54	%3

Ratios/Supplemental Data:
Net assets at end of period (000’s)	$841

Expenses to Average Net Assets	0.69	%4
Net Investment Income (Loss) to Average Net Assets	2.27	%4
Portfolio Turnover Rate 2	28	%3
_______________
1	Commencement of operations on November 29, 2012.
2	Calculated based on average shares outstanding during the period.
3	Not annualized.
4	Annualized.

The accompanying notes are an integral part of these financial statements.

PureFundsTM ETFs

Notes to Financial Statements
September 30, 2013

NOTE 1 – ORGANIZATION .

PureFunds™ ISE Diamond/Gemstone ETF, PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Mining Service ETF, (each a “Fund”, or collectively the “Funds”) are series of FactorShares Trust (the “Trust”), an open-end management investment company consisting of multiple investment series, organized as a Delaware statutory trust on July 1, 2009. The Trust is registered with the SEC under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). PureFunds™ ISE Diamond/Gemstone ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Diamond/Gemstone™ Index (the “Underlying Index”). PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Junior Silver (Small Cap Miners/Explorers)™ Index (the “Underlying Index”). PureFunds™ ISE Mining Service ETF seeks to provide investment results that, before fees and expenses, correspond generally to the price and yield performance of the ISE Mining Service™Index (the “Underlying Index”). The Funds commenced operations on November 29, 2012.

The Funds currently offer one class of shares, which have no front end sales loads, no deferred sales charges, and no redemption fees. The Funds may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of 50,000 shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES.

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange1 or market (foreign or domestic) on which they are traded on valuation date (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used.

_______________

1	For a security that trades on multiple exchanges, the primary exchange will generally be considered to be the exchange on which the security is normally most actively traded.

PureFundsTM ETFs

Notes to Financial Statements
September 30, 2013 (Continued)

Securities for which quotations are not readily available are valued at their respective fair values as determined in good faith by the Board of Trustees. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Funds’ Board of Trustees. The use of fair value pricing by the Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations. As of September 30, 2013, the Funds did not hold any fair valued securities.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1-	Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2-
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3-
 Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2013:

PureFunds™ ISE Diamond/Gemstone ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,043,759	$—	$—	$1,043,759

Total Investments in Securities	$1,043,759	$—	$—	$1,043,759

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$1,744,978	$—	$—	$1,744,978

Total Investments in Securities	$1,744,978	$—	$—	$1,744,978

PureFundsTM ETFs

Notes to Financial Statements
September 30, 2013 (Continued)

PureFunds™ ISE Mining Service ETF

Description	Level 1	Level 2	Level 3	Total

Common Stocks-Other Industries^	$366,805	$-	$-	$366,805
Common Stocks-Construction & Engineering	353,400	13,072	$-	366,472
Common Stocks-Metals & Mining	88,126	8,528	-	96,654
Total Investments in Securities	$808,331	$21,600	$-	$829,931

______________
^	See Schedule of Investments for industry breakouts.

The Funds did not have any significant transfers between levels during the period ended September 30, 2013.

B.
Federal Income Taxes. The Funds each have elected to be taxed as a “regulated investment company” and intend to distribute substantially all taxable income to their shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, each Fund intends to declare each year as dividends, in each calendar year, at least 98.0% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has analyzed its tax position and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions expected to be taken in the Fund’s 2013 tax returns for the open tax year ended September 30, 2013. The Funds identify their major tax jurisdictions as U.S. Federal and the State of Delaware; however the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

D.
Distributions to Shareholders. Distributions to shareholders from net investment income are normally declared and paid quarterly. Distributions from net realized gains on securities are normally declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

E.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

F.
Share Valuation. The net asset value (“NAV”) per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the NYSE is closed for trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

G.
Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

PureFundsTM ETFs

Notes to Financial Statements
September 30, 2013 (Continued)

H.
Reclassification of Capital Accounts. U.S. GAAP. requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the fiscal year ended September 30, 2013 the following reclassifications were made:

	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)	Paid In Capital
PureFunds™ ISE Diamond/Gemstone ETF	1,378	75,181	(76,559)
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	3,765	135,671	(139,436)
PureFunds™ ISE Mining Service ETF	(924)	(203,484)	204,408

I.
Recent Accounting Pronouncement. In January 2013, the Financial Accounting Standards Board (“FASB”) issued ASU No 2013-01 “Clarifying the Scopes of Disclosures about Offsetting Assets and Liabilities.”  The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  This pronouncement was effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013.  The adoption of this guidance did not have an effect on the Funds’ financial statements.

NOTE 3 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS.

Factor Advisors, LLC, serves as the investment advisor to the Fund. Pursuant to an Investment Advisory Agreement (“Advisory Agreement”) between the Trust, on behalf of the Funds, and the Advisor, the Advisor provides investment advice to the Funds and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreement, the Advisor is also responsible for arranging, in consultation with Esposito Partners, LLC, (the “Sub-Advisor”), transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. Under the Business Management Agreement, the Advisor has contracted with PureShares, LLC (the “Business Manager”) to manage the Funds’ business affairs, provide office facilities and equipment and certain clerical, bookkeeping and administrative services. The Business Manager bears the costs of all advisory and non-advisory services required to operate the Funds, in exchange for a single unitary management fee. For services provided to the Fund, each Fund pays the Business Manager 0.69% at an annual rate based on the Fund’s average daily net assets. The Business Manager has an agreement with, and is dependent on, a third party to pay each Fund’s expenses in excess of 0.69% of the Fund’s average daily net assets. Pursuant to this agreement, the Business Manager is subject to certain requirements that, if not met by the Business Manager or waived by the third party, would permit the third party to terminate the agreement. If the agreement is terminated, the Business Manager may not be able to perform its obligations under the Business Management Agreement.

NOTE 4 - PURCHASES AND SALES OF SECURITIES.

The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, for the period ended September 30,2013 are as follows:

	Purchases	Sales
PureFunds™ Diamond/Gemstone ETF	$551,260	$600,068
PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF	1,408,590	1,356,627
PureFunds ™ Mining Services ETF	654,126	345,994

For the period ended September 30, 2013, in-kind transactions associated with creations and redemptions were as follows:

	Purchases	Sales
PureFunds™ Diamond/Gemstone ETF	$2,027,607	$910,115
PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF	4,465,710	1,413,360
PureFunds™ Mining Service ETF	1,901,561	1,162,799

There were no purchases or sales of U.S. Government obligations for the period ended September 30, 2013.

PureFundsTM ETFs

Notes to Financial Statements
September 30, 2013 (Continued)

The components of distributable earnings(losses) and cost basis of investments for federal income tax purposes at September 30, 2013 were as follows:

	PureFundsTM ISE Diamond/ Gemstone ETF	PureFundsTM ISE Junior Silver (Small Cap Miners/Explorer) ETF	PureFundsTM ISE Mining Service ETF
Tax cost of investments	$990,849	$2,524,550	$1,004,158

Gross tax unrealized appreciation	$146,692	$95,160	$80,241
Gross tax unrealized depreciation	(93,782)	(874,732)	(248,960)
Net tax unrealized appreciation/(depreciation)	52,910	(777,572)	$(168,719)
Undistributed ordinary income	20,022	-	-
Undistributed long term capital gains	-	-	-
Total distributable earnings	20,022	-	-
Other accumulated gain/(loss)	(23,032)	(389,267)	(1,721)
Total accumulated gain/(loss)	$49,900	$(1,168,431)	$(170,440)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by the Funds during the period ended September 30, 2013 was as follows:

Ordinary Income
PureFunds™ Diamonds/Gemstones ETF	$8,955
PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF	$—
PureFunds™ Mining Service ETF	$23,231

NOTE 6 – SUBSEQUENT EVENTS

On November 22, 2013, GENCAP Ventures, LLC completed the sale of its ownership interests in Factor Advisors, LLC (the "Transaction"), the Funds' investment adviser (the "Adviser"), to Exchange Traded Management Group, LLC, a newly formed entity controlled by Samuel Masucci, III, the Adviser's Chief Executive Officer and a Trustee and Chairman of the Board of the Trust.  The Transaction resulted in a change of control of the Adviser, which is deemed to be an assignment of the Funds' Investment Advisory Agreement and Investment Sub-Advisory Agreement (together, the "Advisory Agreements"). Under the Investment Company Act of 1940, as amended (the "1940 Act"), and the terms of the Advisory Agreements, the assignment resulted in the automatic termination of the Advisory Agreements.

Prior to the termination of the Advisory Agreements, on November 21, 2013 the Board of Trustees of the Trust (the "Board") held an in-person meeting at which the Trustees, including a majority of the Trustees who are not interested persons of the Trust (as defined in the 1940 Act), approved an Interim Investment Advisory Agreement with the Adviser and an Interim Investment Sub-Advisory Agreement (the "Interim Agreements") with Esposito Partners, LLC (the "Sub-Adviser").  The Interim Agreements enable the Adviser and Sub-Adviser to continue providing investment management services to the Funds for up to 150 days. The Interim Agreements are identical to the Advisory Agreements with respect to the compensation payable to the Adviser and Sub-Adviser for their services. Additionally, the Board approved new Advisory Agreements that are identical to the original Advisory Agreements other than their date. The new Advisory Agreements will become effective upon their approval by a majority of the outstanding voting securities of the Funds.

PureFundsTM ETFs

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of FactorShares Trust
and the Shareholders of PureFunds ISE Diamond/Gemstone ETF,
PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF,
and PureFunds ISE Mining Service ETF.

We have audited the accompanying statements of assets and liabilities of the FactorShares Trust  PureFunds ISE Diamond/Gemstone ETF, PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, and PureFunds ISE Mining Service ETF, including the schedules of investments, as of September 30, 2013, and the related statements of operations, and the statements of changes in net assets and the financial highlights for the period November 29, 2012 (commencement of operations) through September 30, 2013. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2013 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the FactorShares Trust  PureFunds ISE Diamond/Gemstone ETF, PureFunds ISE Junior Silver (Small Cap Miners/Explorers) ETF, and PureFunds ISE Mining Service ETF as of September 30, 2013, and the results of their operations and it’s changes in their net assets and the financial highlights for the period November 29, 2012 (commencement of operations) through September 30, 2013, in conformity with accounting principles generally accepted in the United States of America.

/s/WithumSmith+Brown, PC

New York, NY
November 26, 2013

PureFundsTM ETFs

Frequency Distribution of Premiums and Discounts

PureFunds™ ETFs Closing Price vs. NAV

The following Frequency Distribution of Premiums and Discounts chart is provided to show the frequency at which the closing price for each Fund is at a premium or discount to its daily net asset value (NAV). The chart presented represents past performance and cannot be used to predict future results.

	November 29, 2012* through September 30, 2013
PureFunds™ Diamonds/Gemstones ETF	Number of Days	Percentage of Total Days
Premium/Discount Range
Greater than 1.75%	18	8.6
Greater Than or Equal to 1.25% And Less Than 1.75%	19	9.0
Greater Than or Equal to 0.75% And Less Than 1.25%	29	13.8
Greater Than or Equal to 0.0% And Less Than 0.75%	29	13.8
Less Than or Equal to 0.0% And Greater Than -1.0%	13	6.2
Less Than or Equal to -1.0% And Greater Than -2.0%	6	2.9
Less Than or Equal to -2.0% And Greater Than -3.0%	16	7.6
Less Than or Equal to -3.0% And Greater Than -4.0%	25	11.9
Less Than or Equal to -4.0% And Greater Than -5.0%	20	9.5
Less than -5.0%	35	16.7

PureFunds™ Junior Silver (Small Cap Miners/Explorers) ETF
Premium/Discount Range
Greater than 2.50%	22	10.5
Greater Than or Equal to 2.50% And Less Than 1.50%	20	9.5
Greater Than or Equal to 1.50% And Less Than 0.75%	30	14.3
Greater Than or Equal to 0.50% And Less Than 0.75%	26	12.4
Greater Than or Equal to 0.25% And Less Than 0.50%	18	8.6
Greater Than or Equal to 0.0% And Less Than 0.25%	18	8.6
Less Than or Equal to 0.0% And Greater Than -0.50%	22	10.5
Less Than or Equal to -0.50% And Greater Than -1.25%	20	9.5
Less Than or Equal to -1.25% And Greater Than -2.0%	24	11.4
Less than -2.0%	10	4.8

PureFunds™ Mining Service ETF
Premium/Discount Range
Greater than 0.50%	22	10.5
Greater Than or Equal to 0.0% And Less Than 0.5%	24	11.4
Less Than or Equal to 0.0% And Greater Than -0.50%	20	9.5
Less Than or Equal to -0.50% And Greater Than -1.0%	21	10.0
Less Than or Equal to -1.0% And Greater Than -1.5%	13	6.2
Less Than or Equal to -1.5% And Greater Than -2.0%	10	4.8
Less Than or Equal to -2.0% And Greater Than -3.0%	17	8.1
Less Than or Equal to -3.0% And Greater Than -4.0%	17	8.1
Less Than or Equal to -4.0% And Greater Than -5.0%	16	7.6
Less Than or Equal to -5.0% And Greater Than -6.0%	24	11.4
Less than -6.0%	26	12.4

______________
*	First day of secondary market trading

PureFundsTM ETFs

Expense Example
For the Six Months Ended September 30, 2013 (Unaudited)

As a shareholder of PureFunds™ ISE Diamond/Gemstone ETF, PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF and PureFunds™ ISE Mining Service ETF (the “Funds”) you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2013 – September 30, 2013).

Actual Expenses

The first line of the table provides information about actual account values based on actual returns and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values based on a hypothetical return and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

PureFunds™ ISE Diamond/Gemstone ETF

	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period^
Actual	$1,000	$1070	$3.58
Hypothetical (5% annual return before expenses)	$1,000	$1022	$3.50

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period^
Actual	$1,000	$679	$2.90
Hypothetical (5% annual return before expenses)	$1,000	$1022	$3.50

PureFunds™ ISE Mining Service ETF

	Beginning Account Value April 1, 2013	Ending Account Value September 30, 2013	Expenses Paid During the Period^
Actual	$1,000	$765	$3.05
Hypothetical (5% annual return before expenses)	$1,000	$1022	$3.50
______________
^
The dollar amounts shown as expenses paid during the period are equal to the annualized six-month expense ratio multiplied by the average account value during the period, multiplied by the number of days in the most recent six-month period and divided by the number of days in the most recent twelve month period

PureFundsTM ETFs

Trustees and Officers (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee/Officer	Other Directorships Held by Trustee
Interested Trustee
Samuel Masucci, III (1962)	Trustee and Chairman of the Board, 2012 to present	Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC, July 2012 to present; President and Chief Executive Officer, GENCAP Ventures, LLC, June 2012 to present; President and Chief Executive Officer, Factor Capital Management LLC, July 2012 to present; Chief Executive Officer, MacroMarkets LLC, 2005 to 2011; President, Chief Executive and Chief Compliance Officer, Macro Financial, 2005 to 2011.	3	None

Independent Trustees

John W. Southard (1969)	Trustee, 2012 to present	Director and Co-Founder, T2 Capital Management, 2010 to present; Co-Founder and Head of Research and Trading, PowerShares Capital Management, 2002 to 2009.	3	None

Bryce Tillery (1982)	Trustee, 2012 to present	Director of Product and Business Development, Steelpath Fund Advisors/Alerian, 2010 to present; Vice President of Product Development (ETFs), First Trust Portfolios, 2006 to 2010.	3	None

PureFundsTM ETFs

Trustees and Officers (Unaudited)

Name, Address, and Year of Birth	Position(s) Held with the Trust, Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen By Trustee/Officer	Other Directorships Held by Trustee
Officers

Samuel Masucci, III (1962)	President, 2012 to present	Chief Executive Officer and Chief Compliance Officer, Factor Advisors, LLC, July 2012 to present; President and Chief Executive Officer, GENCAP Ventures, LLC, June 2012 to present; President and Chief Executive Officer, Factor Capital Management LLC, July 2012 to present; Chief Executive Officer, MacroMarkets LLC, 2005 to 2011; President, Chief Executive and Chief Compliance Officer, Macro Financial, 2005 to 2011.	3	n/a

Mary Byra (1969)	Principal Financial Officer, 2012 to present	Chief Financial Officer, Factor Advisors, LLC, 2010 to present; Staff Auditor to Senior Manager, Ernst & Young LLP, 1997 to 2010.	3	n/a

David Weissman (1954)	Chief Compliance Officer, 2012 to present	Chief Compliance Officers, FactorShares Advisors, LLC, 2012- Present; Chief Operating Officer and Chief Compliance Officer, FocusShares LLC, 2007 to 2012.	3	n/a

PureFundsTM ETFs

Federal Tax Information (Unaudited)

For the fiscal year ended September 30, 3013, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

PureFunds™ ISE Diamond/Gemstone ETF	38.71%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	0.00%
PureFunds™ ISE Mining Service ETF	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended September 30, 2013 was as follows:

PureFunds™ ISE Diamond/Gemstone ETF	0.00%
PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF	0.00%
PureFunds™ ISE Mining Service ETF	4.53%

PureFundsTM ETFs

Information About Portfolio Holdings
(Unaudited)

The Funds file their complete schedules of portfolio holdings for their first and third fiscal quarters with the Securities and Exchange Commission (“SEC”) on Form N-Q. Each Fund’s Form N-Q is available without charge, upon request, by calling toll-free at (877) 756-7873. Furthermore, you may obtain the Form N-Q on the SEC’s website at www.sec.gov. The Fund’s portfolio holdings are posted on their website at www.pureetfs.com daily.

Information About Proxy Voting
(Unaudited)

A description of the polices and procedures each Fund uses to determine how to vote proxies relating to portfolio securities is provided in the Statement of Additional Information ((“SAI”). The SAI is available without charge upon request by calling toll-free at (877) 756-7873, by accessing the SEC’s website at www.sec.gov, or by accessing the Funds’ website at www.pureetfs.com.

Information regarding how each Fund voted proxies relating to portfolio securities during the twelve months ending June 30 is available by calling toll-free at (877) 756-7873or by accessing the SEC’s website at www.sec.gov.

Privacy Policy
(Unaudited)

The Funds collect non-public information about you from the following sources:

●	Information we receive about you on applications or other forms;

●	Information you give us orally; and

●	Information about your transactions with us or others.

The Funds do not disclose any non-public personal information about our customers or former customers without the customer’s authorization, except as permitted by law or in response to inquiries from governmental authorities. The Funds may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. The Funds will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility. The Funds maintain physical, electronic and procedural safeguards to guard your non-public personal information and require third parties to treat your non-public information with the same high degree of confidentially.

In the event that you hold shares of a Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared by those entities with unaffiliated third parties.

Advisor
Factor Advisors, LLC
25 Deforest Ave., Suite 203
Summit, NJ 07901

Sub-Advisor
Esposito Partners, LLC
300 Crescent Court, Suite 650
Dallas, Texas 75201

Business Manager
PureShares, LLC
2 Central Avenue, Suite 2B
Madison, NJ 07940

Index Provider
International Securities Exchange, LLC
60 Broad Street
New York, NY 10004

Distributor
Quasar Distributors, LLC
615 East Michigan Street, 4th Floor
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank National Association
Custody Operations
1555 North River Center Drive, Suite 302
Milwaukee, Wisconsin 53212

Transfer Agent
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Independent Registered Public Accounting Firm
WithumSmith + Brown, PC
1411 Broadway, 9th Floor
New York, NY 10018

Legal Counsel
Bingham McCutchen LLP
2020 K Street NW
Washington, DC 20006-1806

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith

Item 3. Audit Committee Financial Expert.

3(a): The Board of Trustees of FactorShares Trust has determined that none of its audit committee members meets the technical attributes identified in instruction 2(b) to item 3 of Form N-CSR to qualify as an “audit committee financial expert.”
3(b): Not applicable.
3(c): The Board believes that the collective knowledge and experience of the members of the audit committee enable the committee to provide appropriate oversight given the Trust's level of financial complexity. In addition, the Board notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  There were no “Other services” provided by the principal accountant.  The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

PureFunds™ ISE Diamond/Gemstone ETF

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	$10,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

PureFunds™ ISE Junior Silver (Small Cap Miners/Explorers) ETF

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	$10,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

PureFunds™ ISE Mining Service ETF

	FYE 9/30/2013	FYE 9/30/2012
Audit Fees	$10,000	N/A
Audit-Related Fees	N/A	N/A
Tax Fees	$2,000	N/A
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Withum, Smith+Brown, PC applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2013	FYE 9/30/2012
Audit-Related Fees	0%	N/A
Tax Fees	0%	N/A
All Other Fees	0%	N/A

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.  (If more than 50 percent of the accountant’s hours were spent to audit the registrant's financial statements for the most recent fiscal year, state how many hours were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.)

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the past year.  The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 9/30/2013	FYE 9/30/2012
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) A separate certification for each principal executive and Treasurer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	FactorShares Trust

By (Signature and Title)*	/s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	November 26, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Samuel Masucci III
Samuel Masucci III, Principal Executive Officer

Date	November 26, 2013

By (Signature and Title)*	/s/ Mary Byra
Mary Byra, Treasurer

Date	November 26, 2013

* Print the name and title of each signing officer under his or her signature.

Exhibit A

FACTORSHARES TRUST

CODE OF ETHICS
Adopted Under Rule 17j-1

While affirming its confidence in the integrity and good faith of all of its officers and trustees, FactorShares Trust (the “Trust”), recognizes that the knowledge of present or future portfolio transactions and, in certain instances, the power to influence portfolio transactions which may be possessed by certain of officers, employees and trustees could place such individuals, if they engage in personal transactions in securities which are eligible for investment by the Trust, in a position where their personal interest may conflict with that of the Trust.

In view of the foregoing and of the provisions of Rule 17j-1(b)(1) under the Investment Company Act of 1940 (the “1940 Act”), the Trust has determined to adopt this Code of Ethics to specify and prohibit certain types of transactions deemed to create conflicts of interest (or at least the potential for or the appearance of such a conflict), and to establish reporting requirements and enforcement procedures.

I.           Statement of General Principles.

In recognition of the Trust and confidence placed in the Trust by its shareholders, and to give effect to the Trust’s belief that its operations should be directed to the benefit of its shareholders, the Trust hereby adopts the following general principles to guide the actions of its trustees, officers and employees:

(1)
The interests of the Trust’s shareholders are paramount, and all of the Trust’s personnel must conduct themselves and their operations to give maximum effect to this tenet by assiduously placing the interests of the shareholders before their own.

(2)
All personal transactions in securities by the Trust’s personnel must be accomplished so as to avoid even the appearance of a conflict of interest on the part of such personnel with the interests of the Trust and its shareholders.

(3)
All of the Trust’s personnel must avoid actions or activities that allow (or appear to allow) a person to profit or benefit from his or her position with respect to the Trust, or that otherwise bring into question the person’s independence or judgment.

II.           Definitions.

(1)
“Access Person” shall mean (i) each director/trustee or officer of the Trust, (ii) each director/trustee, officer or employee of the Trust or any of the Trust’s advisers or sub-advisers (or of any company in a Control relationship to the Trust or such advisers or sub-advisers) who, in connection with his or her regular functions or duties, makes, participates in, or obtains information regarding, the purchase or sale of a Security by the Trust or any series thereof (each a “Fund”), or whose functions relate to the making of any recommendations with respect to such purchases or sales, (iii) any natural person in a Control relationship to the Trust or any of the Trust’s advisers or sub-advisers who obtains information concerning recommendations made to the Trust with respect to the purchase or sale of a Security by any Fund; and (iv) each director, officer or general partner of any principal underwriter for the Trust, but only where such person, in the ordinary course of business, either makes, participates in, or obtains information regarding the purchase or sale of Securities by the Fund(s), or whose functions relate to the making of recommendations regarding Securities to the Fund(s).

(2)
“Automatic Investment Plan” shall mean a program in which regular periodic purchases (or withdrawals) are made automatically in (or from) investment accounts in accordance with a predetermined schedule and allocation.  An Automatic Investment Plan includes a dividend reinvestment plan.

(3)
‘Beneficial Ownership” of a security is to be determined in the same manner as it is for purposes of Section 16 of the Securities Exchange Act of 1934.  This means that a person should generally consider himself the beneficial owner of any securities in which he has a direct or indirect pecuniary interest.  In addition, a person should consider himself the beneficial owner of securities held by his spouse, his minor children, a relative who shares his home, or other persons by reason of any contract, arrangement, understanding or relationship that provides him with sole or shared voting or investment power.

(4)
“Control” shall have the same meaning as that set forth in Section 2(a)(9) of the 1940 Act.  Section 2(a)(9) provides that “control” means the power to exercise a controlling influence over the management or policies of a company, unless such power is solely the result of an official position with such company.  Ownership of 25% or more of a company’s outstanding voting security is presumed to give the holder thereof control over the company.  Such presumption may be countered by the facts and circumstances of a given situation.

(5)	“Independent Trustee” means a Trustee of the Trust who is not an “interested person” of the Trust within the meaning of Section 2(a)(19) of the 1940 Act.

(6)
“Initial Public Offering” (“IPO”) means an offering of Securities registered under the Securities Act of 1933, the issuer of which, immediately before registration, was not subject to the reporting requirements of Section 13 or Section 15(d) of the Securities Exchange Act of 1934.

(7)	“Private Placement” means an offering that is exempt from registration under the Securities Act of 1933 pursuant to Section 4(2) or Section 4(6) in the Securities Act of 1933.

(8)
“Special Purpose Investment Personnel” means each Access Person who, in connection with his or her regular functions (including, where appropriate, attendance at Board meetings and other meetings at which the official business of the Trust or any Fund thereof is discussed or carried on), obtains contemporaneous information regarding the purchase or sale of a Security by a Fund.  Special Purpose Investment Personnel shall occupy this status only with respect to those Securities as to which he or she obtains such contemporaneous information.

(9)	“Purchase or sale of a Security” includes, among other things, the writing of an option to purchase or sell a Security.

(10)
“Security” shall have the same meaning as that set forth in Section 2(a)(36) of the 1940 Act, except that it shall not include securities issued by the Government of the United States or an agency thereof, bankers’ acceptances, bank certificates of deposit, commercial paper and high quality short-term debt instruments, including repurchase agreements, and shares issued by registered, open-end mutual funds.

(11)
A Security “held or to be acquired” by the Trust or any Fund means (A) any Security which, within the most recent fifteen days, (i) is or has been held by the Trust or any Fund thereof, or (ii) is being or has been considered by a Fund’s investment adviser or sub-adviser for purchase by the Fund; (B) and any option to purchase or sell and any Security convertible into or exchangeable for any Security described in (A) above.

(12)
A Security is “being purchased or sold” by the Trust from the time when a purchase or sale program has been communicated to the person who places the buy and sell orders for the Trust until the time when such program has been fully completed or terminated.

III.           Prohibited Purchases and Sales of Securities.

(1)	No Access Person shall, in connection with the purchase or sale, directly or indirectly, by such person of a Security held or to be acquired by the Trust or any Fund:

(A)	Employ any device, scheme or artifice to defraud such Fund;

(B)
Make to such Fund any untrue statement of a material fact or omit to state to such Fund a material fact necessary in order to make the statements made, in light of the circumstances under which they are made, not misleading;

(C)	Engage in any act, practice or course of business which would operate as a fraud or deceit upon such Fund; or

(D)	Engage in any manipulative practice with respect to a Fund.

(2)
No Special Purpose Investment Personnel may purchase or sell, directly or indirectly, any Security as to which such person is a Special Purpose Investment Personnel in which he had (or by reason of such transaction acquires) any Beneficial Ownership at any time within ___ calendar days before or after the time that the same (or a related) Security is being purchased or sold by any Fund.

(3)	No Special Purpose Investment Personnel may sell a Security as to which he or she is a Special Purpose Investment Personnel within 60 days of acquiring beneficial ownership of that Security.

IV.           Additional Restrictions and Requirements.

(1)	Each Access Person must obtain approval from the Review Officer before acquiring Beneficial Ownership of any securities offered in connection with an IPO or a Private Placement.

(2)	No Access Person shall accept or receive any gift of more than de minimis value from any person or entity that does business with or on behalf of the Trust.

(3)
Each Access Person (other than the Trust’s Independent Trustees) who is not required to provide such information under the terms of a code of ethics described in Section VII hereof must provide to the Review Officer, no later than ten days after he or she becomes an Access Person, an initial holdings report, and, within forty-five days after the end of each calendar year, an annual holdings report.  The initial and annual holding reports shall disclose:

(A)	The title, number of shares and principal of amount of each Security in which such Access Person had any direct or indirect Beneficial Ownership;

(B)	The name of any broker, dealer or bank with whom the Access Person maintained an account in which any securities were held for the direct or indirect benefit of the Access Person; and

(C)	The date that the report was submitted by the Access Person.

The information included in the initial holdings report must be current as of a date no more than 45 days prior to the date such person becomes an Access Person.  The information included in the annual holdings report must be as of each calendar year-end.  The Initial Holdings Report and Annual Holdings Report are attached as Exhibit II and Exhibit III, respectively.

(4)
Access Persons are not required to submit an initial or annual holdings report with respect to transactions effected for, and Securities held in, any account over which the Access Person has no direct or indirect influence or Control.

V.	Reporting Obligations.

(1)
Except as discussed below, each Access Person (other than the Trust’s Independent Trustees) shall report all transactions in Securities in which the person has, or by reason of such transaction acquires, any direct or indirect Beneficial Ownership.  Reports shall be filed with the Review Officer quarterly.  The Review Officer shall submit confidential quarterly reports with respect to his or her own personal securities transactions to an officer designated to receive his or her reports (“Alternate Review Officer”), who shall act in all respects in the manner prescribed herein for the Review Officer.

(2)	Every report shall be made not later than 30 days after the end of the calendar quarter in which the transaction to which the report relates was effected, and shall contain the following information:

(A)	The date of the transaction, the title, the interest rate and maturity date (if applicable), the number of shares and the principal amount of each Security involved;

(B)	The nature of the transaction (i.e., purchase, sale or any other type of acquisition or disposition);

(C)	The price of the Security at which the transaction was effected;

(D)	The name of the broker, dealer or bank with or through whom the transaction was effected;

(E)	The date the report was submitted by the Access Person; and

(F)	With respect to any account established by the Access Person in which any securities were held during the quarter for the direct or indirect benefit of the Access Person:

(i)	The name of the broker, dealer or bank with which the Access Person established the account;

(ii)	The date the account was established; and

(iii)	The date the report was submitted by the Access Person.

The Quarterly Transaction Report is attached as Exhibit I.

(3)
Any such report may contain a statement that the report shall not be construed as an admission by the person making such report that he or she has any direct or indirect Beneficial Ownership in the Securities to which the report relates.

(4)
An Access Person need not make a quarterly transaction report with respect to transactions effected pursuant to an Automatic Investment Plan.  In addition, Access Persons are not required to submit a quarterly transaction report with respect to transactions effected for, and Securities held in, any account over which the Access Person has no direct or indirect influence or Control.

(5)	In the event no reportable transactions occurred during the quarter, the report should be so noted and returned signed and dated.

(6)
An Access Person who would otherwise be required to report his or her transactions under this Code shall not be required to file reports pursuant to this Section V where such person is required to file reports pursuant to a code of ethics described in Section VII, hereof.

(7)
An Independent Trustee shall report transactions in Securities only if the Trustee knew at the time of the transaction or, in the ordinary course of fulfilling his or her official duties as a trustee, should have known, that during the 15 day period immediately preceding or following the date of the trustee’s transaction, such Security was purchased or sold, or was being considered for purchase or sale, by the Trust.  (The “should have known” standard implies no duty of inquiry, does not presume there should have been any deduction or extrapolation from discussions or memoranda dealing with tactics to be employed meeting a Fund’s investment objectives, or that any knowledge is to be imputed because of prior knowledge of the Fund’s portfolio holdings, market considerations, or the Fund’s investment policies, objectives and restrictions.)

(8)
An Access Person need not submit a quarterly report if the report would duplicate information contained in broker trade confirmations or account statements received by the Review Officer, provided that all required information is contained in the broker trade confirmations or account statements and is received by the Review Officer no later than 30 days after the end of the calendar quarter.

(9)
Each Independent Trustee shall report the name of any publicly-owned company (or any company anticipating a public offering of its equity securities) and the total number of its shares beneficially owned by him or her if such total ownership is more than 1/2 of 1% of the company’s outstanding shares.  Such report shall be made promptly after the date on which the Trustee’s ownership interest equaled or exceeded 1/2 of 1%.

VI.           Review and Enforcement.

(1)
The Review Officer is responsible for identifying each person who is (a) an Access Person of the Trust; and (b) required to report his or her transactions under this Code and shall inform such Access Persons of their reporting obligation under the Code.  Such Access Persons shall execute the Compliance Certification attached hereto as Exhibit IV.

(2)
The Review Officer shall compare all reported personal securities transactions with completed portfolio transactions of the Trust and a list of securities being considered for purchase or sale by the Trust’s adviser(s) and sub-adviser(s) to determine whether a violation of this Code may have occurred.  Before making any determination that a violation has been committed by any person, the Review Officer shall give such person an opportunity to supply additional explanatory material.

(3)
If the Review Officer determines that a violation of this Code may have occurred, he shall submit his written determination, together with the confidential monthly report and any additional explanatory material provided by the individual, to the President of the Trust and outside counsel, who shall make an independent determination as to whether a violation has occurred.

(4)
If the President and outside counsel find that a violation has occurred, the President shall impose upon the individual such sanctions as he or she deems appropriate and shall report the violation and the sanction imposed to the Board of Trustees of the Trust.

(5)
No person shall participate in a determination of whether he has committed a violation of the Code or of the imposition of any sanction against himself.  If a securities transaction of the President is under consideration, any Vice President shall act in all respects in the manner prescribed herein for the President.

VII.	Investment Adviser’s, Administrator’s or Principal Underwriter’s Code of Ethics.

Each investment adviser (including, where applicable, any sub-adviser), administrator or manager (where applicable), and principal underwriter of the Trust shall:

(1)	Submit to the Board of Trustees of the Trust a copy of its code of ethics adopted pursuant to or in compliance with Rule 17j-1;

(2)	Promptly report to the Trust in writing any material amendments to such code of ethics;

(3)	Promptly furnish to the Trust, upon request, copies of any reports made pursuant to such code of ethics by any person who is an Access Person as to the Trust;

(4)	Shall immediately furnish to the Trust, without request, all material information regarding any violation of such code of ethics by any person who is an Access Person as to the Trust; and

(5)
At least once a year, provide the Trust a written report that describes any issue(s) that arose during the previous year under its code of ethics, including any material code violations and any resulting sanction(s), and a certification that it has adopted measures reasonably necessary to prevent its personnel from violating its code of ethics.

VIII.           Annual Written Report to the Board.

At least once a year, the Review Officer for the Trust will provide the Board of Trustees a written report that includes:

(1)	Issues Arising Under the Code. The Report will describe any issue(s) that arose during the previous year under the Code, including any material Code violations, and any resulting sanction(s).

(2)	Certification. The Report will certify to the Board of Trustees that the Trust has adopted measures reasonably necessary to prevent its personnel from violating the Code.

IX.           Records.

The Trust shall maintain records in the manner and to the extent set forth below, which records may be maintained under the conditions described in Rule 31a-2 under the 1940 Act and shall be available for examination by representatives of the Securities and Exchange Commission.

(1)	A copy of this Code and any other code which is, or at any time within the past five years has been, in effect shall be preserved in an easily accessible place;

(2)
A record of any violation of this Code and of any action taken as a result of such violation shall be preserved in an easily accessible place for a period of not less than five years following the end of the fiscal year in which the violation occurs;

(3)
A copy of each report submitted by an Access Person who is required to report under this Code, including any information provided in lieu of any such reports, shall be preserved for a period of not less than five years from the end of the fiscal year in which it is made or the information is provided, the first two years in an easily accessible place;

(4)
A list of all persons who are, or within the past five years have been, required to submit their reports pursuant to this Code, or who are or were responsible for reviewing these reports, shall be maintained in an easily accessible place;

(5)
A copy of each annual report to the Board of Trustees will be maintained for at least five years from the end of the fiscal year in which it is made, the first two years in an easily accessible place; and

(6)
A record of any decision, and the reasons supporting the decision, to approve the acquisition of Securities in an IPO or a Private Placement, shall be preserved for at least five years after the end of the fiscal year in which the approval is granted.

X.           Miscellaneous.

(1)	Confidentiality. All reports of securities transactions and any other information filed with the Trust pursuant to this Code shall be treated as confidential.

(2)	Interpretation of Provisions. The Board of Trustees may from time to time adopt such interpretations of this Code as it deems appropriate.

(3)
Periodic Review and Reporting.  The President of the Trust shall report to the Board of Trustees at least annually as to the operation of this Code and shall address in any such report the need (if any) for further changes or modifications to this Code.

EXHIBIT I

QUARTERLY PERSONAL SECURITIES TRANSACTIONS REPORT

Name of Reporting Person:  __________________________
Calendar Quarter Ended:      __________________________
Date Report Due:                   __________________________
Date Report Submitted:        __________________________

Securities Transactions

Date of Transaction	Name of Issuer and Title of Security	No. of Shares (if applicable)	Principal Amount, Maturity Date and Interest Rate (if applicable)	Type of Transaction	Price	Name of Broker, Dealer or Bank Effecting Transaction

If you have no securities transactions to report for the quarter, please check here.  ☐

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

Securities Accounts

If you established a securities account during the quarter, please provide the following information:

Name of Broker, Dealer or Bank	Date Account was Established	Name(s) on and Type of Account

If you did not establish a securities account during the quarter, please check here.  ☐

I certify that I have included on this report all securities transactions and accounts required to be reported pursuant to the Code of Ethics.

___________________________                                                      _____________________
Signature                                                                   Date

EXHIBIT II

INITIAL HOLDINGS REPORT

Name of Reporting Person:                     ____________________________
Date Person Became Subject to the
Code’s Reporting Requirements:           ____________________________
Information in Report Dated as of:        ____________________________
Date Report Submitted:                           ____________________________

Securities Holdings

Name of Issuer and Title of Security	No. of Shares (if applicable)	Principal Amount (if applicable)

If you have no securities holdings to report, please check here. ☐

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

Securities Accounts

If you maintain an account in which any securities are held for your direct or indirect benefit, please provide the following information:

Name of Broker, Dealer or Bank	Name(s) on and Type of Account

If you have no securities accounts to report, please check here. ☐

I certify that I have included on this report all securities holdings and accounts required to be reported pursuant to the Code of Ethics.

_____________________________             _______________________
Signature                                                                Date

EXHIBIT III

ANNUAL HOLDINGS REPORT

Name of Reporting Person:                       ________________________
Information in Report Dated as of:          ________________________
Date Report Submitted:                             ________________________
Calendar Year Ended:                                December 31, _______

Securities Holdings

Name of Issuer and Title of Security	No. of Shares (if applicable)	Principal Amount (if applicable)

If you have no securities holdings to report, please check here. ☐

If you do not want this report to be construed as an admission that you have beneficial ownership of one or more securities reported above, please describe below and indicate which securities are at issue.

Securities Accounts

If you maintain an account in which any securities are held for your direct or indirect benefit, please provide the following information:

Name of Broker, Dealer or Bank	Name(s) on and Type of Account

If you have no securities accounts to report, please check here. ☐

I certify that I have included on this report all securities holdings and accounts required to be reported pursuant to the Code of Ethics.

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Signature                                                                Date

EXHIBIT IV

COMPLIANCE CERTIFICATION
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Initial Certification

I certify that I:                       (i) have received, read and reviewed the Trust’s Code of Ethics;
(ii) understand the policies and procedures in the Code;
(iii) recognize that I am subject to such policies and procedures;
(iv) understand the penalties for non-compliance;
(v) will fully comply with the Trust’s Code of Ethics; and
(vi) have fully and accurately completed this Certificate.

Signature:
Name:                                                                                     (Please print)
Date Submitted: